Tax Matters - Narrative (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Amount previously reported in other taxes now reported primarily noncurrent deferred tax liabilities	$ 2,300,000,000
Unrecognized tax benefits excluding associated interest	4,400,000,000	5,000,000,000
Noncurrent deferred tax liabilities	25,590,000,000	21,193,000,000
Tax assets associated with uncertain tax positions	1,700,000,000	1,300,000,000
Deferred tax assets and other tax assets, noncurrent	1,554,000,000	1,565,000,000
Unrecognized tax benefits, interest on income taxes expense	16,000,000	120,000,000	203,000,000
Unrecognized tax benefits, interest on income taxes accrued	621,000,000	766,000,000
Unrecognized accrued interest decrease as a result of cash payments	120,000,000	63,000,000
Income taxes payable	678,000,000	979,000,000
Deferred tax assets and other tax assets, current	4,624,000,000	6,170,000,000
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	300,000,000
unrecognized tax benefits assets [Member]
Income Tax Examination [Line Items]
Noncurrent deferred tax liabilities	766,000,000	446,000,000
Deferred tax assets and other tax assets, noncurrent	926,000,000	887,000,000
Gross Accrued Interest [Member]
Income Tax Examination [Line Items]
Income taxes payable	14,000,000
Deferred tax assets and other tax assets, current	12,000,000	14,000,000
Other taxes payable	595,000,000	752,000,000
Unrecognized Tax Benefit [Member]
Income Tax Examination [Line Items]
Amount previously reported in other taxes now reported primarily noncurrent deferred tax liabilities	2,300,000,000
International
Income Tax Examination [Line Items]
Undistributed earnings of foreign subsidiaries	$ 69,000,000,000